Organization and Basis of Presentation (Details)		3 Months Ended	12 Months Ended
	Jul. 05, 2023 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 14, 2023 USD ($)
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	106,782,187
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit (in Dollars) | $		$ (20,082,779)	$ (19,506,656)	$ (13,730,705)
Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares converted	235,089
Conversion of stock, shares issued	186,363,631
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Exchange ratio issuance of common stock and preferred stock		3,677.27	3,677.27
Novint Technologies, Inc. [Member]
Organization and Basis of Presentation [Line Items]
Net liabilities (in Dollars) | $					$ 793,497
Series A Convertible Preferred Stock [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	7,576,999
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Series A Convertible Preferred Stock [Member] | Private Placement Warrants [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	2,886,364
Private Dror Shareholders [Member]
Organization and Basis of Presentation [Line Items]
Ownership percentage held for common stock	56.10%
Private Placement [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	5,225,000
Private Placement [Member] | Series A Convertible Preferred Stock [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	2,886,364